Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax depreciation greater (less) than book depreciation			$ (23)	$ 13	$ 51
Book amortization less than (in excess of) tax amortization			(57)	16	0
Liabilities currently not deductible for tax			(48)	(29)	(28)
Net tax losses (benefited) utilized			50	(11)	(37)
Change in valuation allowance on deferred tax assets	(89)	(78)	(21)	(89)	(78)
Net tax credits utilized			2	53	24
Other			(3)	1	(8)
Deferred income tax, Total			$ (100)	$ (46)	$ (76)